As filed with the Securities and Exchange Commission on December 19, 2014

Securities Act File No. 333-118634
Investment Company Act File No. 811-21625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	26	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	28	[	X	]

Intrepid Capital Management Funds Trust
(Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Address of Principal Executive Office) (Zip Code)

(904) 246-3433
(Registrant’s Telephone Number, Including Area Code)

Mark F. Travis
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
 (Name and Address of Agent for Service)

With copy to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202-5306

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on December 30, 2014 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Intrepid International Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMIX)

Prospectus
December 30, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

Intrepid International Fund

Investment Objective: The Intrepid International Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	24.80%	24.80%
Total Annual Fund Operating Expenses	26.05%	25.80%
Fee Waiver and/or Expense Reimbursement(2)	-24.65%	-24.65%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.40%	1.15%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.40% of the average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares of the Fund.  This expense limitation agreement will continue in effect until January 31, 2016.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$143	$4,464
Institutional Class	$117	$4,419

Table of Contents - Prospectus

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies: The Fund seeks to achieve its objective by investing in foreign companies (also referred to as non-U.S. companies). Under normal circumstances, the Fund will invest at least 40% of its assets in the equity securities of non-U.S. companies in developed markets.  Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States.  Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”).

The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, options, ADRs, ADSs, Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) based on an international equity index.  Investments in ETFs based on foreign market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.  A substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements.  Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States.  Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

The Fund invests in companies of any size market capitalization. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. The Fund will allocate its assets among various regions and countries (but in no less than three different countries).

The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security. The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund uses a “bottom-up” approach focused on evaluating individual businesses, rather than studying specific economic factors.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Fund’s investment adviser reviews periodic financial reports as well as industry publications. The Fund may engage in short-term trading.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

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•	Market Risk: The risk that securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
•
Small and Medium Capitalization Company Risk: The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, such as less demanding regulatory requirements, less demanding financial reporting requirements, and less stable economies.

•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•
Currency Risk:  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.  Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

•
Liquidity Risk:   Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•
ADR and GDR Risk:  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

•	Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Performance: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.  Performance information will be available once the Fund has at least one calendar year of performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.intrepidcapitalfunds.com.

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Management

Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of investment professionals led by Ben Franklin, CFA®.  Mr. Franklin has been a portfolio manager of the Fund since its inception in 2014 and is a Vice President of the Adviser.  Mark Travis has served as part of the investment team of the Fund since its inception in 2014 and is the President of the Adviser.

Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Subsequent purchases and redemptions may be made by visiting the Fund’s website at www.intrepidcapitalfunds.com.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100. Institutional Class shares of the Fund are not currently available for sale.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The Fund has a non-fundamental investment policy during normal market conditions to invest at least 40% of its assets in the equity securities of non-U.S. companies in developed markets.  The Fund will provide a 60 day written notice to its shareholders before implementing a change in policy.

Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money. The Fund may change its investment objective without obtaining shareholder approval.

The Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time or for an extended time. To the extent the Fund holds assets in cash (or cash equivalents) and is otherwise uninvested, the ability of the Fund to meet its objective may be limited.  The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances, including holding cash for temporary defensive positions as discussed below. The Fund’s cash levels are likely to increase in market environments in which the Adviser struggles to find undervalued investments because portfolio sale decisions are made based on valuation and are independent of whether the Fund has found a replacement idea. This can reduce a Fund’s performance in rising markets.

The Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions. Typically these adverse conditions will result in the Fund having difficulty finding qualifying investments. A temporary defensive position means the Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash). The Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria. Even when the Fund is not taking a temporary defensive position, or the Adviser has not determined that is advisable to hold a significant cash position, the Fund will still hold some cash so that it can pay expenses, satisfy redemption requests, or take advantage of investment opportunities.

PRINCIPAL INVESTMENT STRATEGIES

Equity Security Investments

Under normal circumstances, the Fund will hold equity securities. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and foreign securities, which includes ADRs and GDRs.  When limiting its holdings to a relatively small number of positions, the Fund will invest in only the best ideas of the Adviser.  However, so limiting the number of holdings may cause the performance of the Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.

The Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level.  The Fund may hold stocks for several years or longer, if necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks are listed below.

•
Equity Securities Risk: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

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•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons.

•
Small and Medium Capitalization Risk: Small and medium capitalization companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies.  Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

•
Value Investing Risk:  The Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated.  In such cases, the stock may not reach the price that reflects the intrinsic value of the company.  There are periods when the value investing style falls out of favor with investors and in such periods the Fund may not perform as well as other mutual funds investing in common stocks.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, such as less demanding regulatory requirements, less demanding financial reporting requirements, and less stable economies.

•
Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares

•
Currency Risk: If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

•
Liquidity Risk: Certain fixed income securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

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•
ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.  GDRs can involve currency risk, since unlike ADRs, they may not be U.S. dollar-denominated.

•
New Fund Risk: There can be no assurance that a newly organized Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Intrepid Capital Management, Inc. (the “Adviser”), located at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, is the investment adviser for the Fund.  The Adviser has been conducting its investment advisory business since 1994.  Its clientele historically and primarily consists of corporate, institutional, and  high net-worth individuals.  As of November 30, 2014, the Adviser had approximately $1.4 billion in assets under management.

Under an investment advisory agreement, the Trust, on behalf of the Fund, compensates the Adviser at an annualized rate of 1.00% of the Fund’s average daily net assets.  The Fund had not commenced operations prior to the date of this prospectus.

A discussion regarding the basis for the Board of Trustee’s approval of the Fund’s investment advisory agreements will be available in the Semi-Annual Report to Shareholders for the period ending March 31, 2015.

As investment adviser, the Adviser manages the investment portfolio of the Fund and decides which securities to buy and sell.  The Fund’s portfolio is managed by experienced portfolio managers as described below. The lead member of the team makes the final investment decisions based on the information team members provide. Team members may also execute decisions of the lead member.

Ben Franklin, CFA® Intrepid International Fund
Ben Franklin is the lead portfolio manager of the Intrepid International Fund.  Mr. Franklin joined the Adviser in 2008 and serves as the co-lead portfolio manager of the Intrepid Income Fund. Prior to that, Mr. Franklin served as a research analyst.  Mr. Franklin received his BBA in Management and his MBA in Finance from the University of North Florida.

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Mark Travis Intrepid International Fund
Mark Travis is a member of the investment team responsible for the Intrepid  International Fund.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  Prior to founding the firm, Mr. Travis was Vice President of the Consulting Group of Smith Barney and its predecessor firms for ten years. Mr. Travis holds a BA in Economics from the University of Georgia.

The Fund’s SAI provides additional information about the portfolio manager, including compensation, other accounts managed, and ownership of shares of the Fund.

SHARE PRICES OF THE FUND

The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value (“NAV”).  The Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading.  The NYSE is closed on national holidays, Good Friday and weekends.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  The NAV is determined by adding the value of the Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of the Fund, the NAV of the two classes of the Fund may vary.  The Fund values money market instruments it holds at their amortized cost, as long as the Adviser determines that amortized cost approximates the fair value of the instruments under valuation procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees.  The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under such valuation procedures.

Fair Value Pricing

The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell the security at the fair market value.  Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.  Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded.  Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE.  Because some foreign markets are open on days when the Fund does not price its shares, the value of the Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

Good Order

The Fund will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  The Fund will process purchase orders and redemption orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open.  An investor’s purchase order or redemption request will be considered in good order if the letter of instruction includes the name and class of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number.  If an investor sends a purchase order or redemption request to the Fund’s corporate address, instead of to its transfer agent, the Fund will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by U.S. Bancorp Fund Services (“USBFS” or the “Transfer Agent”).

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Distribution Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-l under the Investment Company Act for the Investor Class shares of the Fund.  This Plan allows the Investor Class shares of the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors.  Because these fees are paid out of the assets of the Investor Class shares of the Fund, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Classes

The Fund currently offers one class of shares: Investor Class shares (Institutional Class shares are not currently available for sale).  Each class of shares is designed for specific investors. The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses.  Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.

PURCHASING SHARES

How to Purchase Shares from the Fund

1.	Read this Prospectus carefully.

2.	Determine how much you want to invest keeping in mind the following minimums:

	Intrepid International Fund

a. New accounts	Investor Class	Institutional Class
Individual Retirement Accounts	$2,500	$250,000
All other Accounts	$2,500	$250,000
with automatic investment plan	$2,500	$250,000
b. Existing accounts
Dividend reinvestment	No Minimum	No Minimum
All other investments	$100	$100
with automatic investment plan	Monthly draw of $100	Monthly draw of $100

The minimum initial investment in the Institutional Class shares is $250,000 and this minimum may be waived at the Adviser’s sole discretion (please see the section entitled “Purchasing Shares from Other Servicing Agents” for more information).  In its sole discretion, the Adviser may also allow the following to purchase Institutional Class shares of the Fund below the stated minimum investment amount: (i) members of the Board of Trustees and their immediate family members, (ii) employees of the Adviser and their immediate family members, and (iii) persons who aggregate at least $1 million into the Fund in a single purchase.

3.
Complete the New Account Application accompanying this Prospectus, carefully following the instructions.  For additional investments, complete the remittance form attached to your individual account statements.  (The Fund has additional New Account Applications and remittance forms if you need them.)  If you have any questions, please call 1-866-996-FUND.

4.
Make your check payable to the Fund you are purchasing. All checks must be in U.S. dollars drawn on U.S. banks. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashiers checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order of payment.  The Transfer Agent will charge a $25 fee against a shareholder’s account for any payment, automatic investment purchase or electronic funds transfer returned for any reason.  The shareholder will also be responsible for any losses suffered by the Fund as a result.

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5.	Send the application and check to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202-5207

Please do not send letters by overnight delivery service or express mail to the post office box address.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Making an Initial Investment by Wire

If you wish to open an account by wire, please contact the Fund’s Transfer Agent, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative. The Fund’s Transfer Agent will require you to complete an account application which you may mail or send by overnight delivery service to the transfer agent.  Upon receipt of your completed account application, the Fund’s Transfer Agent will establish an account and an account number for you.  You may then instruct your bank to wire transfer your investment as set forth below.

Making a Subsequent Investment by Wire

To make a subsequent investment by wire, please contact the Fund’s Transfer Agent, at 1-866-996-FUND before you send your wire.  This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to:
(name of Intrepid Fund) (add class, either Investor or Institutional)
(your name and account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Purchasing Shares From Other Servicing Agents

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Fund as an investment alternative in the programs they offer or administer.  Servicing Agents may:

•
Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Fund’s minimum purchase requirements.

•	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

•	Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•	Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.

•
Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund’s behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, including fee information and procedures for purchasing and selling shares of the Fund.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, the Servicing Agent may be held liable for any resulting fees or losses.

Telephone Purchases

Unless declined on your New Account Application, the telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 business days after the application form is received by the Fund’s transfer agent.  Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Fund’s shares. Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received provided your telephone order is received by or prior to market close. Telephone purchases may be made by calling 1-866-996-FUND.  Please allow sufficient time to place your telephone transaction.  Once your telephone transaction has been placed, it cannot be canceled or modified.

Other Information about Purchasing Shares of the Fund

The Fund may reject any purchase order for any reason.  The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

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The Fund will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.

The Fund offers an Automatic Investment Plan (“AIP”) allowing shareholders to make purchases of shares on a regular and convenient basis.  The minimum purchase for an AIP is $100.  You may select the day of the month on which you would like your automatic investment to occur.  To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the transfer agent.  The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.  The AIP may be modified or terminated by the Fund at any time. Investors should submit modifications or terminations by calling 1-866-996-FUND five days prior to effective date. Please call if you have any additional questions about establishing an AIP.

If you have elected an AIP, wire redemption, electronic funds transfer (“EFT”) purchases, EFT redemptions or a systematic withdrawal plan (see “Other Redemption Considerations” below), please include (attach) a voided check with your application.  The Fund is unable to debit or credit mutual fund or pass-through accounts.  Please contact your financial institution to determine if it participates in the ACH system.

The Fund also offers the following retirement plans:

•	Traditional Individual Retirement Account (“IRA”)
•	Roth IRA
•	SEP-IRA
•	SIMPLE-IRA
•	Coverdell Education Savings Account

Investors can obtain further information about the automatic investment plan and the IRAs by calling the Fund at 1-866-996-FUND. The Fund recommends that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Anti-Money Laundering Compliance

The Fund and its distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Fund’s distributors may request additional information from you to verify your identity and source of funds.

In compliance with the USA Patriot Act of 2001, please note that the Fund’s Transfer Agent, will verify certain information on your New Account Application as part of the Fund’s anti-money laundering program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 1-866-996-FUND if you need additional assistance completing your New Account Application.

If the Fund’s distributors do not have reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until clarifying information is received.  The Fund also reserves the right to close an account within five business days if clarifying information or documentation is not received.  If at any time the Fund believes an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to “freeze” a shareholder’s account.  It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund or its distributors to inform the shareholder that it has taken the actions described above.

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Householding

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.

REDEEMING SHARES

How to Sell Shares by Mail

1.	Prepare a letter of instruction containing:

•	The name and class of the Fund;
•	Account number(s);
•	The amount of money or number of shares being redeemed;
•	The name(s) on the account; and
•	Daytime phone number.

Additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact the Fund’s Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.

2.	Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.	Have the signatures guaranteed by a Medallion program member or a non-Medallion program member in the following situations:
•	If a change of address was received by the Transfer Agent within the last 30 calendar days;
•	The redemption request is in excess of $100,000;
•	When redemption proceeds are sent or payable to any person, address or bank account not on record; or
•	If ownership on your account is being changed.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not an acceptable signature guarantee.

4.	Send the letter of instruction to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
Shareholder Services Center
P.O. Box 701
Milwaukee, WI  53201-0701

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BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
3rd Floor
615 East Michigan Street
Milwaukee, WI  53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

How to Sell Shares by Telephone

1.
You may redeem a minimum of $100 and up to $100,000 by telephone unless you declined this option on your New Account Application.  Shares held in individual retirement accounts cannot be redeemed by telephone.

2.	Assemble the same information that you would include in the letter of instruction for a written redemption request.

3.	Call USBFS at 1-866-996-FUND. Please do not call the Fund or the Adviser.

4.	Once a telephone transaction has been placed, it cannot be canceled or modified.

How to Sell Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

The redemption price per share you receive for redemption requests is the next determined NAV after:

•	USBFS receives your written request in good order with all required information; or
•	USBFS receives your authorized telephone request in good order with all required information.

If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds

•
For those shareholders who redeem shares by mail, USBFS will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

•
For those shareholders who redeem by telephone, USBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire.  USBFS generally wires redemption proceeds on the business day following the calculation of the redemption price.  There is a $15 fee for each wire transfer.  Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder’s financial institution is a member.  There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption.  However, the Fund may direct USBFS to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

•	For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

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Other Redemption Considerations

The Fund offers a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually.  Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network.  To establish a SWP, your account must have a value of at least $10,000 for Investor Class shares ($350,000 for the Institutional Class shares), and the minimum amount that may be withdrawn each month, quarter or year is $100.  The SWP may be terminated or modified by the Fund at any time.  The shareholder should submit any termination or modification to the transfer agent five days prior to effective date.  To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent. A signature guarantee may be required. Your withdrawals may, over time, deplete your original investment—or exhaust it entirely if you make large and frequent withdrawals.  Please call 1-866-996-FUND if you have additional questions about establishing a SWP.

When redeeming shares of the Fund, shareholders should consider the following:

•	The redemption may result in a taxable gain.
•
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding.

•	As permitted by the Investment Company Act, the Fund may delay the payment of redemption proceeds for up to seven days in all cases.
•
If you purchased shares by check or EFT, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check or transfer of funds have cleared (which may take up to 10 calendar days from the date of purchase).

•	USBFS will send the proceeds of redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.
•
The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund and USBFS may modify or terminate their procedures for telephone redemptions at any time.  Neither the Fund nor USBFS will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions.  They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls.  During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits.  Telephone trades must be received by or prior to market close. Please allow sufficient time to place your telephone transaction. If a Servicing Agent or shareholder cannot contact USBFS by telephone, they should make a redemption request in writing in the manner described earlier.

•
If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund may change, modify or terminate their telephone privileges at any time upon at least a 60-day notice to shareholders.

•	USBFS currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.
•
If you hold Investor Class shares of the Fund and your account balance falls below $500 (for any reason), you will be given 60 days’ written notice to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

•
While the Fund generally pays redemption requests in cash, the Fund reserves the right to pay redemption requests “in kind.”  This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than with cash.  Shareholders who receive a redemption “in kind” may incur costs to subsequently dispose of such securities.

Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of the Fund’s shares may harm Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares.  Accordingly, the Board of Trustees discourages frequent repurchases and redemptions of shares of the Fund by:

•
Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.

•
Imposing a 2.00% redemption fee on redemptions of shares held for 30 days or less.  The 2.00% redemption fee does not apply to exchanges between the Fund and another mutual fund offered by the Trust.  In addition the redemption fee will not apply to: (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan, and systematic exchange plans.

The Fund relies on intermediaries to determine when a redemption occurs on shares held for 30 days or less.  The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan.  Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

EXCHANGING SHARES

Shares of each class of the Fund may be exchanged for shares of the corresponding class of the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and/or the Intrepid Disciplined Value Fund, which are offered in a separate prospectus, at their relative NAVs (as long as you otherwise meet the investment minimum of that class), and the 2.00% redemption fee does not apply to exchanges between Funds.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

You may also exchange your shares to and from the First American Prime Obligations Fund (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable.  Although the First American Fund is not affiliated with the Adviser, the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus.  To obtain the First American Fund’s current prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent at 1-866-996-FUND.  This exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Adviser of an investment in the First American Fund.

How to Exchange Shares

1.
Read the Prospectus of the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and/or the Intrepid Disciplined Value Fund carefully or, if applicable, the Prospectus of the First American Fund.

2.
Determine the number of shares or dollars you want to exchange and contact the transfer agent by telephone or in writing.  Please keep in mind that your telephone exchange is subject to a $100 minimum.  If you are exchanging into the First American Fund, the minimum exchange amount to a new account is $2,500.

3.
Write to Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, WI  53201-0701 or call USBFS at 1-866-996-FUND.  USBFS charges a $5.00 fee for each telephone exchange.  There is no charge for a written exchange.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its capital gains annually.  As long as the Fund meets the requirements of a regulated investment company, which is its intent, they pay no federal income tax on the earnings they distribute to shareholders.

You have four distribution options:

•	Automatic Reinvestment Option: Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•	All Cash Option: Both dividend and capital gains distributions will be paid in cash.
•	Reinvest all dividend distributions and receive capital gain distributions in cash.
•	Reinvest all capital gain distributions and receive dividend distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.

You may make this election on the New Account Application.  You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-866-996-FUND at least 5 days prior to record date.

The Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax. These distributions may be taxed as ordinary income, dividend income, or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  Distributions of net long-term capital gain are subject to tax as a long-term capital gain regardless of the length of time you have held Fund shares. If you purchase shares at a time when a Fund has recognized income or capital gains which have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

The Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by a shareholder upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. A loss realized on the disposition of shares of the Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of the Fund will be adjusted to reflect the disallowed loss. You should be aware that an exchange of shares in the Fund for shares in other Funds is treated for federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.

Federal law requires a mutual fund company to report its shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when the “covered” shares are sold.  “Covered” shares are any Fund shares acquired on or after January 1, 2012, whether pursuant to purchases or dividend reinvestment transactions.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Fund’s standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.

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The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Fund is responsible for the reliability or accuracy of the information for those securities that are not “covered.”

If you hold shares in the Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.

A 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of shares of a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that the Fund will be eligible to make this election, although there can be no assurance in this regard.  The Fund will notify you if it makes this election.

The preceding discussion is meant to be only a general summary of the potential federal income tax consequences of an investment in the Fund by U.S. shareholders.  The SAI contains a more detailed summary of federal tax rules that apply to the Fund and its shareholders.  This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund.  Legislative, judicial, or administrative action may change the tax rules that apply to the Fund or its shareholders and any such change may be retroactive.  You should consult your tax advisors to determine the federal, state, local, and non-U.S. tax consequences of owning Fund shares.

INDEX DESCRIPTION

MSCI EAFE Index

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of October 31, 2014, the MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  Results for the Index are based on reinvested dividends.  A direct investment in the Index is not possible.

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced operations prior to the date of this Prospectus.

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PRIVACY POLICY

Intrepid Capital Management Funds Trust

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

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PP-1

To learn more about the Intrepid International Fund and its investment policies, you may want to read the Fund’s Statement of Additional Information (“SAI”).  The Fund’s SAI is incorporated by reference into the Prospectus.  This means that the contents of the SAI are legally a part of the Prospectus.

Additional information about the Fund’s investments will be in the Fund’s annual/semi-annual reports to shareholders (when available).  As of the date of this Prospectus, annual and semi-annual reports for the Fund are not available because the Fund had not commenced operations.  Once available, in the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI and the annual and semi-annual reports are available to shareholders and prospective investors upon request without charge, simply by calling 1-866-996-FUND or visiting the Fund's website at www.intrepidcapitalfunds.com.

Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

The general public can review and copy information about the Fund (including the SAI) at the SEC Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund is also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

SEC File No. 811-21625

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STATEMENT OF ADDITIONAL INFORMATION

Dated December 30, 2014

Intrepid International Fund
Institutional Class (Not Available for Sale)
Investor Class (Ticker: ICMIX)

1400 Marsh Landing Parkway
Suite 106
Jacksonville Beach, Florida 32250
Toll free 1-866-996-FUND

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated December 30, 2014 of Intrepid Capital Management Funds Trust (the “Trust”).  This SAI is incorporated by reference into the Trust’s Prospectus.  A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.

Investors in the Intrepid International Fund (“the Fund”) will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Fund had not commenced operations prior to the date of this SAI, financial statements for the Fund are not currently available.  The Annual Report for the Fund will become available after the Fund has commenced investment operations and has completed a full year of operations.  Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed below.

Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 996 FUND

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CAPITAL STRUCTURE	23
Shares of Beneficial Interest	23
Additional Series	23
Conversion of Share Classes	23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24
DESCRIPTION OF SECURITIES RATINGS	24

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus each dated December 30, 2014 and, if given or made, such information or representations may not be relied upon as having been authorized by Intrepid Capital Management Funds Trust.

This SAI does not constitute an offer to sell securities.

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FUND HISTORY AND CLASSIFICATION

The Trust is a Delaware statutory trust organized on August 27, 2004, and is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently has five portfolios (sometimes collectively referred to as the “Intrepid Funds”):  the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund and the Intrepid International Fund, one of which, the Intrepid International Fund, is discussed in this SAI.  The Board of Trustees has established two classes of shares with respect to the Fund – the Institutional Class and the Investor Class. The Institutional Class shares of the Fund are not currently available for sale.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions which are matters of fundamental policy.  The Fund’s investment restrictions cannot be changed without approval of the holders of the lesser of (i) 67% of such Fund’s shares present or represented at a shareholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of such Fund.

1.
The Fund may not purchase securities of any issuer if the purchase would cause more than five percent of the value of the Fund’s total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than ten percent of the outstanding voting securities of any one issuer, except that up to 50% of the Fund’s total assets may be invested without regard to these limitations.

2.	The Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act. The Fund has no current intention to sell securities short or write put and call options.

3.
The Fund may not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that the Fund may (i) borrow money to the extent permitted by the 1940 Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

4.	The Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

5.	The Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.

6.
The Fund may not act as an underwriter or distributor of securities other than of its shares, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

7.
The Fund may not make loans, including loans of securities, except the Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and the Fund may enter into repurchase agreements.

8.	The Fund may not invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.

9.	The Fund may not make investments for the purpose of exercising control or acquiring management of any company.

10.	The Fund may not invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

11.	The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts, options on futures contracts and other similar instruments.

The Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Trust’s Board of Trustees without shareholder approval.  These additional restrictions are as follows:

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1.
The Fund will not acquire or retain any security issued by a company, an officer or trustee of which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Fund’s investment adviser.

2.	The Fund will not invest more than 15% of the value of its net assets in illiquid securities.

3.
The Fund will not purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  No purchases described in (b) and (c) will be made if as a result of such purchases (i) the Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of the Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of the Fund’s net assets would be invested in shares of registered investment companies.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made, except for those percentage restrictions relating to investments in illiquid securities and bank borrowings.  If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund’s fundamental restrictions will be deemed to have occurred.  Any changes in the Fund’s investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation.

As a non-diversified fund, the Fund may be subject to greater risks than diversified funds because of the larger impact of fluctuation in the values of securities of fewer issuers.

INVESTMENT CONSIDERATIONS

The Fund’s Prospectus describes its principal investment strategies and risks.  This section expands upon that discussion and also describes non-principal investment strategies and risks.

Equity Securities

The Fund may invest in equity securities, such as common stocks, which represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.

Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”).  The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”).  However, certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid.  Regulation S permits the sale abroad of securities that are not registered for sale in the United States.  Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act.  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests.  However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.

The Board of Trustees of the Trust has delegated to Intrepid Capital Management, Inc. (the “Adviser”) the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as:  (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

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Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price that prevailed when it decided to sell.  Illiquid restricted securities will be priced at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.

Borrowing

The Fund may borrow money for investment purposes, although none has any present intention of doing so. Borrowing for investment purposes is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  When the Fund leverages its investments, the net asset value (“NAV”) per share will increase more when the Fund’s portfolio assets increase in value and decrease more when the portfolio assets decrease in value because substantially all of its assets fluctuate in value and the interest obligations on the borrowings are generally fixed.  Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three business days.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sales.

In addition to borrowing for investment purposes, the Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes.  For example, the Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous.  To the extent such borrowings do not exceed 5% of the value of the Fund’s total assets at the time of borrowing and are promptly repaid, they will not be subject to the foregoing 300% asset coverage requirement.

Warrants and Convertible Securities

The Fund may purchase rights and warrants to purchase equity securities.  Rights and warrants are options to purchase equity securities at a specific price valid for a specific period of time.  Investments in rights and warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  They do not represent ownership of securities, rather the right to buy them.  Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities.  Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration.  They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

The Fund may also invest in convertible securities.  Convertible securities are debt securities or preferred stocks of corporations that are convertible into or exchangeable for common stocks.  The Adviser will select only those convertible securities for which it believes (i) the underlying common stock is a suitable investment for the Fund; and (ii) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation.  Most of the Fund’s investment in convertible debt securities will be rated less than investment grade.  Debt securities rated less than investment grade are commonly referred to as “junk bonds.”  For additional information regarding convertible securities, please see “High Yield Securities” below.

High Yield Securities

The Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term).  These debt securities may be rated investment grade by Standard & Poor’s® (“S&P®”) or Moody’s Investors Service©, Inc. (“Moody’s”).  Securities rated BBB by S&P® or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.

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The Fund may also invest in securities that are rated below investment grade, commonly referred to as junk bonds or high yield securities.  Investments in high yield securities, while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Market prices of high yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The high yield market at times is subject to substantial volatility.  An economic downturn or negative corporate developments may have a more significant effect on high yield securities and their markets than higher-rated investments, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the Fund’s NAV.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by the Fund, including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value may decrease in a rising interest rate market, as will the value of the Fund’s net assets.

In response to adverse publicity or investor perceptions, the secondary market for high yield securities may at times become less liquid making it more difficult for the Fund to accurately value or dispose of high yield securities.  To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuing such securities because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero-coupon or pay-in-kind securities.  The Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, the Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the Fund can meet redemption requests.  To the extent that the Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  The Fund may retain a portfolio security whose rating has been changed.

Money Market Instruments

The Fund may invest in cash and money market securities in order to take a temporary defensive position or have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  The money market securities in which the Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by S&P® or Prime-1 or Prime-2 by Moody’s.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

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Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period.  While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.  The Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. government securities.  The Adviser will monitor the creditworthiness of each of the firms that is a party to a repurchase agreement with the Fund.  In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay.  However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price the Fund would suffer a loss.  The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.  Repurchase agreements usually are for short periods of time, such as one week or less, but may be longer.  It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

Depository Receipts

The Fund may invest in, or obtain exposure to, the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement.  Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.  GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested.  Holders of unsponsored Depositary Receipts generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees.  The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights.  Issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts.  Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the Depositary Receipt holder.  This agreement also allocates fees among the parties.  Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications. The Fund may invest in sponsored and unsponsored Depositary Receipts.

Foreign Securities

The Fund may invest in securities of foreign issuers traded on a national securities exchange or association or on a foreign securities exchange.

Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers.  Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Adviser, to offer the potential for better long term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.  Investing in the securities of foreign issuers also involves, however, certain special risks set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers.

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The value of the Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.  Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which would affect investments in those nations.

Emerging Market Securities

The Fund may invest in securities and instruments that are economically tied to developing (or “emerging market”) countries. The Adviser generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, the Adviser generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. The Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Registered Investment Companies

The Fund may invest up to 15% of its net assets in shares of registered investment companies, including other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). If the Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

Any investment in a registered investment company involves investment risk. Additionally an investor could invest directly in the registered investment companies in which the Fund invest. By investing indirectly through the Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests. An investor may also indirectly bear expenses paid by registered investment companies in which the Fund invests related to the distribution of such registered investment company’s shares.

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Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser determines it appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which the Fund invests are made independently of the Fund and the Adviser. At any particular time, one registered investment company in which the Fund invests may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Fund invests. As a result, the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Temporary Investments

The Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions.  This means the Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash).  The Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria.  As a result, the Fund will not be able to achieve its investment objective of long-term capital appreciation or capital appreciation to the extent it invests in cash.  When the Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

The Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of the Fund’s assets invested in cash and cash equivalents may exceed 25% of the Fund's net assets. To the extent the Fund holds assets in cash (or cash equivalents) and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

Foreign Currency Transactions

Although the Fund values its assets daily in U.S. dollars, it is not required to convert its holdings of foreign currencies to U.S. dollars on a daily basis.  The Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank at which the Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited.  The Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.  The Fund may hedge its foreign currency exposure under normal market conditions.

The Fund may enter into forward currency contracts. As required under the 1940 Act, when the Fund enters into forward contracts or currency futures, the Adviser will earmark or cause the Fund’s custodian to designate on the Fund’s records or the Fund’s custodian’s records cash or liquid portfolio securities equal to the Fund’s daily net liability, with regard to cash-settled contracts, and equal to the full notional value of the contract, with regard to contracts that are not cash settled.  (Any such assets and securities earmarked or designated as segregated on the Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Certain transactions involving forward currency contracts may serve as long hedges (for example, if the Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if the Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

The Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Adviser believes will have a positive correlation to the values of the currency being hedged.  In addition, the Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if the Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline relative to another currency, the Fund might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

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The cost to the Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counterparty.  Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price.  In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract.

Futures Contracts and Index Futures Contracts

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

There are certain investment risks associated with futures transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.  The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund’s activities in the futures markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s returns.

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The Fund will only invest in futures contracts after complying with the requirements of the Commodity Futures Trading Commission (“CFTC”).  Pursuant to CFTC Rule 4.5, the Trust has filed a notice of exemption from registration as a commodity pool operator in respect of the Fund.  To rely on the exemption, the Fund’s commodities transactions must be made solely for bona fide hedging purposes as defined by the CFTC.  In addition, the Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”).  Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s net asset value.  Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s net asset value.

PORTFOLIO TURNOVER

The Fund does not actively trade for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The annual portfolio turnover rate indicates changes in the Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. High portfolio turnover in any year (100% or higher) will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers – Fund Administrator, Independent Registered Public Accounting Firm and Custodian

The Fund has entered into arrangements with certain third party service providers (fund administrator, independent registered public accounting firm and custodian) for services that require these groups to have access to the Fund’s portfolio on a daily basis.  For example, the Fund’s administrator is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio of the Fund.  The Fund also undergoes an annual audit that requires the Fund’s independent registered public accounting firm to review the Fund’s portfolio.  In addition to the Fund’s administrator, the Fund’s custodian also maintains an up-to-date list of the Fund’s holdings.  Each of these parties is contractually and/or ethically prohibited from sharing the Fund’s portfolios unless specifically authorized by the Fund.

Rating and Ranking Organizations

The Fund may provide its portfolio holdings to the following rating and ranking organizations:

Morningstar®, Inc.
Lipper
Standard & Poor’s® Ratings Group
Bloomberg™, L.P.
Thomson™ Financial Research

The Fund’s management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information.  The Fund may not pay these organizations or receive any compensation from them for providing this information.

The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis but not prior to ten business days following the end of the period.

Website Disclosure

The Fund will publish its top ten holdings at the end of each calendar quarter on its website at www.intrepidcapitalfunds.com.  This information is updated approximately 15 to 30 business days following the end of each fiscal quarter.  It is available to anyone that visits the website.

Oversight

The officers of the Trust are responsible for decisions authorizing the disclosure of portfolio holdings.  The Trust’s Chief Compliance Officer addresses issues relating to the disclosure of portfolio holdings, if any, in its annual report to the Trustees.

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TRUSTEES AND OFFICERS OF THE TRUST

Board Leadership Structure

As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Board is responsible for the overall management of the Trust.  This includes the general supervision and review of the Fund’s investment policies and activities.  The Board approves all significant agreements between the Trust and those parties furnishing services to it, which include agreements with the Adviser, Administrator, Custodian and Transfer Agent.  The Board appoints officers who conduct and administer the Fund’s day-to-day operations.  The Trust has an audit committee consisting solely of the three independent trustees.  The audit committee plays a significant role in risk oversight as it meets annually with the auditors of the Fund and periodically with the Fund’s Chief Compliance Officer. The Trust does not have a Chairman of the Board.  As President of the Trust, Mr. Mark Travis is the presiding officer at all meetings of the Board of Trustees.  The Trust does not have a lead independent trustee.  The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Fund, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.

Trustees’ and Officers’ Information

Certain important information regarding each of the trustees and officers of the Trust (including their principal occupations for at least the last five years) is set forth on the following pages.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee(1)
Mark F. Travis c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1961	Trustee, President and Chief Compliance Officer	Indefinite Term; Since November 2004	President, Intrepid Capital Management, Inc. (1995-present); Chief Executive Officer, Intrepid Capital Management, Inc. (2003-present).	Five	None

(1)
“Interested” trustees are trustees who are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.  Mr. Travis is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees(1)
Roy F. Clarke c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1940	Trustee	Indefinite Term; Since November 2004	Retired dentist and private investor (2001-present).	Five	None

Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1948	Trustee	Indefinite Term; Since November 2004
Senior Vice President and Chief Financial Officer, HosePower U.S.A. (hydraulic and industrial hose company) (2010-present); Chief Financial Officer, W&O Supply, Inc. (maritime pipe, valve and fittings distribution company) (2001-2010).
				Five	None

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Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Ed Vandergriff, CPA c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1949	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Five	None

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Officer
Donald C. White c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1960	Secretary and Treasurer	Indefinite Term; Since November 2004	Chief Financial Officer, Intrepid Capital Management Inc. (2003-present).	N/A	N/A

Trustees’ Qualifications and Experience

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Mark F. Travis has been a Trustee and a portfolio manager of the Intrepid Funds since the inception of the fund family.  Mr. Travis has broad experience and skill as a portfolio manager, as well as familiarity with the investment strategies utilized by the Adviser.

Roy F. Clarke, a retired dentist and private investor, has served as a Trustee of the Trust since 2004. Through his experience as a trustee and as a private investor, Dr. Clarke is experienced with financial, accounting, regulatory and investment matters.

Peter R. Osterman, Jr., has served as a Trustee of the Trust since 2004.   Besides his service as a Trustee, Mr. Osterman has extensive experience as a chief financial officer, which has provided him with a thorough knowledge of financial products and financial statements.

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Ed Vandergriff, CPA, has served as a Trustee of the Trust since 2004.  Besides his service as a Trustee, Mr. Vandergriff’s experience as an employer and president of a real estate finance and development company has honed his understanding of financial statements and the complex issues that confront businesses.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Fund and service providers, the Board performs a risk oversight function for the Fund.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and their service providers.

The Corporation has an Audit Committee, which plays a significant role in the risk oversight of the Fund as it meets semi-annually with the independent registered public accounting firm of the Fund and semi-annually with the Fund’s chief compliance officer.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.  As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Trustees Ownership of Shares as of December 31, 2013

The following table shows the amount of shares in the Fund owned by the Trustees as of the calendar year ended December 31, 2013 using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

Dollar Range of Shares Owned:	Interested Trustee:	Independent Trustees:
	Mark F. Travis	Roy F. Clarke	Peter R. Osterman, Jr.	Ed Vandergriff, Jr.
Intrepid International Fund*	None	None	None	None
Aggregate Dollar Range of Equity Securities in the Intrepid Capital Management Funds Trust	Over $100,000	$50,001-$100,000	$50,001-$100,000	Over $100,000
*Trustees of the Trust do not own any shares of the Fund because it was not offered for sale prior to the date of this SAI.

Compensation

The Trust’s standard method of compensating non-interested Trustees is to pay each such Trustee an annual retainer of $4,000 (which is then invested in shares of any portfolio within the Trust as designated by each Trustee) and a fee of $4,000 for each meeting of the Board of Trustees attended.  The non-interested Trustees also receive a fee of $1,250 for each Audit Committee meeting attended. The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees.  The Trust does not provide pension or retirement benefits to its Trustees and officers.  The aggregate compensation paid by the Trust to each Trustee during the Trust’s fiscal period ending September 30, 2014 is set forth below:

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Name of Person, Position	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Independent Trustees
Roy F. Clarke	$22,500	$0	$0	$22,500
Peter R. Osterman, Jr.	$22,500	$0	$0	$22,500
Ed Vandergriff, CPA	$22,500	$0	$0	$22,500

Interested Trustee
Mark F. Travis	$0	$0	$0	$0
*      Trustee fees and expenses are allocated among the Funds in the Trust.

Committees

The Trust’s Board of Trustees has created an Audit Committee, whose members are Messrs. Clarke, Osterman and Vandergriff.  The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Trust’s internal controls and to review certain other matters relating to the Trust’s independent registered public accounting firm and financial records.  See below for additional information on the duties and responsibilities of the Audit Committee. The Trust’s Board of Trustees has no other committees.  The Audit Committee met twice during the Trust’s fiscal year ending September 30, 2014.

In overseeing the independent registered public accounting firm (the “Auditor”), the Audit Committee: (1) reviews the Auditor’s independence from the Fund and management, and from the Adviser; (2) reviews periodically the level of fees approved for payment to the Auditor and the pre-approved non-audit services it has provided to the Fund to ensure their compatibility with the Auditor’s independence; (3) reviews the Auditor’s performance, qualifications and quality control procedures; (4) reviews the scope of and overall plans for the annual audit; (5) reviews the Auditor’s performance, qualifications and quality control procedures; (6) consults with management and the Auditors with respect to the Fund’s processes for risk assessment and risk management; (7) reviews with management the scope and effectiveness of the Fund’s disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the Fund’s financial statements in connection with certifications made by the President and Treasurer; and (8) reviews significant legal developments and the Fund’s processes for monitoring compliance with law and compliance policies.

In determining each year whether to reappoint the Auditors as the Fund’s independent registered public accounting firm, the Audit Committee takes into consideration a number of factors, including the following: (1) the length of time the Auditor has been engaged by the Fund as the independent registered public accounting firm; (2) the Auditor’s historical and recent performance on the audit; (3) an assessment of the professional qualifications and past performance of the lead audit partner and the Auditor; (4) the quality of the audit Committee’s ongoing discussions with the Auditor; (5) an analysis of the Auditor’s known legal risks and significant proceedings; and (6) external data relating to audit quality and performance, including recent Public Company Accounting Oversight Board (PCAOB) reports on the Auditor and its peer firms.  Based on the audit committee’s evaluation, the Audit Committee then determines whether it believes that the Auditor is independent and that it is in the best interests of the Fund and its shareholders to retain the Auditor to serve as the independent registered public accounting firm.

Proxy Voting Policy

The Fund votes proxies in accordance with the Adviser’s proxy voting policy. The Adviser votes proxies in a manner that it believes is consistent with the economic best interests of the Fund. In accordance with its duty of care, the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Fund invest.

With respect to routine matters, the Adviser will tend to vote with management, although it reserves the right to vote otherwise.  Routine proposals are those that do not change the structure, bylaws or operations of the company.

The Adviser generally supports management with respect to social, environmental, or political proposals.

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The Adviser generally votes against poison pills, green mail, super-majority voting provisions, golden parachute arrangements, staggered board arrangements and the creation of classes of stock with superior voting rights.  The Adviser generally votes in favor of maintaining preemptive rights for shareholders and cumulative voting rights.  Whether or not the Adviser votes in favor of or against a proposal to a merger, acquisition or spin-off depends on its evaluation of the impact of the transaction on the Fund.  The Adviser generally votes in favor of transactions paying what it believes to be a fair price in cash or liquid securities and against transactions which it believes do not.

In circumstances that the Adviser would vote against management’s recommendations, an explanation as to the reason for divergence from the recommendation would be documented and maintained by the Adviser.

There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of the Fund.  In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, but only after disclosing any such conflict to the Trust’s Board of Trustees prior to voting and affording the Board the opportunity to direct the Adviser in the voting of such securities.

Information on how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ending June 30 is available at the Fund’s website at http://www.intrepidcapitalfunds.com or the website of the SEC at http://www.sec.gov.

Code of Ethics

The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act.  Subject to certain conditions, the code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund.  The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

MANAGEMENT OWNERSHIP, PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

No shareholder information is provided because the Fund had not commenced operations prior to the date of this SAI.

MANAGEMENT OF THE TRUST

Investment Adviser

The investment adviser to the Fund is Intrepid Capital Management, Inc., 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida, 32250.  The Adviser is a wholly-owned subsidiary of Intrepid Capital Corporation.

Pursuant to the Advisory Agreement, the Adviser furnishes continuous investment advisory services to the Fund.  The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Trustees of the Trust may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund.  Under the Advisory Agreement, the Adviser, at its own expense and without separate reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund and maintaining their organization; bears all sales and promotional expenses of the Fund, other than distribution expenses paid by the Fund pursuant to the Fund’s Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust).  For the foregoing, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00%.

The Fund pays all of its expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering its shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions.  The Trust also pays the fees of trustees who are not officers of the Trust, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Fund, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

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Pursuant to the Advisory Agreement, the Adviser has undertaken to reimburse the Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00% (currently no state imposes such restrictions).

In addition, under separate agreement, the Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that net annual operating expenses (excluding acquired fund fees and expenses) do not exceed a stated maximum percentage (“cap”) for the period ending on January 31, 2016 for the Fund.  Under these agreements, the Adviser may recapture waived fees and expenses it pays for a three-year period under specified conditions (in no event may the Fund’s expenses exceed the expense limitation).  As of the date of this SAI, the expense cap for the Fund is as follows:

Fund	Expense Cap
Intrepid International Fund
Investor Class	1.40%
Institutional Class*	1.15%
*           Not currently available for sale.

The Fund monitors its expense ratio on a monthly basis.  If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser’s fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.

The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the applicable Fund; and (ii) by the vote of a majority of the trustees of the Trust who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the majority of the applicable Fund’s shareholders on a 60 day written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

The Advisory Agreement provides that the Adviser shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Advisory Agreement also provides that the Adviser and its officers, trustees and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

No advisory fee information is provided because the Fund had not commenced operations prior to the date of this SAI.

Administrator

The administrator to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”).  Pursuant to the Fund Administration Servicing Agreement (the “Administration Agreement”) entered into between the Trust and the Administrator relating to the Fund, the Administrator maintains the books, accounts and other documents required by the 1940 Act, responds to shareholder inquiries, prepares the Fund’s financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains the Fund’s financial and accounting records and generally assists in all aspects of the Fund’s operations.  The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator will receive a customary fee from the Fund, paid monthly, subject to certain conditions. The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust upon the giving of a 90 day written notice to the Administrator, or by the Administrator upon the giving of a 90 day written notice to the Trust.

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Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

No administration fee information is provided because the Fund had not commenced operations prior to the date of this SAI.

Custodian

U.S. Bank, N.A., (the “Custodian”) 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bancorp Fund Services, LLC and the Distributor, serves as custodian of the assets of the Fund pursuant to a Custody Agreement.  Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and; (v) make periodic reports to the Fund concerning the Fund’s operations.

Transfer Agent, Dividend Disbursing Agent and Fund Accountant

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as transfer agent and dividend disbursing agent for the Fund under a Transfer Agent Agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

In addition, the Trust has entered into the Fund Accounting Servicing Agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund.

Distributor

Quasar Distributors, LLC (the “Distributor”), an affiliate of USBFS and the Custodian, acts as distributor for the Fund under a Distribution Agreement.  Its principal business address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.  The Distributor sells the Fund’s shares on a best efforts basis.  Shares of the Fund are offered continuously.

No distributor compensation information is provided because the Fund had not commenced operations prior to the date of this SAI.

PORTFOLIO MANAGERS

The sole investment adviser to the Fund is Intrepid Capital Management, Inc.  The portfolio manager for the Fund has responsibility for the day-to-day management of accounts other than the Fund.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2014.

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	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark Travis	1	1	9	0	1	0
	$472 million	$43 million	$34 million	$0	$43 million	$0

Ben Franklin	1	0	1	0	0	0
	$108 million	$0	$500,000	$0	$0	$0

The portfolio manager is responsible for managing other accounts.  The Adviser typically assigns accounts with similar investment strategies to a portfolio manager to mitigate the potentially conflicting strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers of the Intrepid Funds (for example, cross trades between the Intrepid Funds or another account, and allocation of aggregated trades among the Intrepid Funds and other accounts).  The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts.  In particular, the Adviser has adopted policies limiting the ability of portfolio managers of the Intrepid Funds to effect cross trades and policies to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to the portfolio managers as of September 30, 2014.

Mark Travis	Salary	Intrepid Capital Management, Inc.
Mr. Travis’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus		Mr. Travis receives a bonus based on the profitability of the Adviser.

Deferred Compensation Restricted Stock
Mr. Travis receives deferred compensation based on a percentage of his annual salary.

Mr. Travis is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

Ben Franklin	Salary	Intrepid Capital Management, Inc.
Mr. Franklin’s salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus		Mr. Franklin receives a bonus based on his performance and the profitability of the Adviser.
Restricted Stock
Mr. Franklin is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

Table of Contents - Statement of Additional Information

No portfolio manager ownership information is provided because the Fund had not commenced operations prior to the date of this SAI.

DETERMINATION OF NET ASSET VALUE

The NAV of the Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day.  On days when the NYSE is not open for trading the entire day, the Fund may, but is not obligated to, determine its NAV.

The per share NAV of the Fund is determined by dividing the value of the Fund’s net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class of the Fund, the NAV of the two classes of the Fund may vary. In determining the NAV of the Fund’s shares, securities that are listed on national securities exchanges (other than NASDAQ® as defined below) are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the NASDAQ® Global Select Market, NASDAQ® Global Market or the NASDAQ® Capital MarketSM (collectively “NASDAQ® traded securities”) are valued at the NASDAQ® Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and NASDAQ® traded securities for which there is no NOCP are generally valued at the most recent bid price.  Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.

DISTRIBUTION OF SHARES

The Trust has adopted a Service and Distribution Plan (the “Plan”).  The Plan was adopted in anticipation that the Investor Class shares of the Fund, will benefit from the Plan through increased sale of shares, thereby reducing the expense ratio of the Fund’s Investor Class of shares and providing the Adviser greater flexibility in management.  The Plan authorizes payments by the Fund’s Investor Class in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the average daily net assets of the Fund’s Investor Class of shares.  Amounts paid under the Plan by the Investor Class may be spent by the Fund on any activities or expenses primarily intended to result in the sale of Investor Class shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  To the extent any activity is one that the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan may be terminated by the Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Clarke, Osterman and Vandergriff are currently the Rule 12b-1 Trustees.  Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires the approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the Fund’s outstanding shares.

While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust.  The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

Table of Contents - Statement of Additional Information

No 12b-1 information is provided because the Fund had not commenced operations prior to the date of this SAI.

AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

The Fund offers an automatic investment option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account on the schedule (e.g., monthly or quarterly) the shareholder selects.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100.

The Fund offers a telephone purchase option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions.  Shares will be purchased at the NAV calculated on the day of your purchase order if your purchase order is received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time).   The minimum amount that can be transferred by telephone is $100.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTION OF SHARES

A shareholder’s right to redeem shares of the Fund will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (i) trading on the NYSE is restricted pursuant to rules and regulations of the SEC; (ii) the SEC has by order permitted such suspension; or (iii) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

The Fund imposes a 2% redemption fee on the value of shares redeemed 30 days or less after purchase.  The 2% redemption fee does not apply to exchanges between the Fund and one of the other Intrepid Funds.  The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan and systematic exchange plans.  The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

In calculating whether a redemption of the Fund’s shares is subject to a redemption fee, a shareholder’s holdings will be viewed on a “first in/first out” basis.  This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest.  The fee will be calculated based on the current NAV of the shares as of the redemption date.

SYSTEMATIC WITHDRAWAL PLAN

An investor who owns Investor Class shares of the Fund worth at least $10,000 (at least $350,000 in the case of the Institutional Class shares of the Fund) at the current NAV may, by completing an application which may be obtained from the Trust or USBFS, create a Systematic Withdrawal Plan (“SWP”) from which a fixed sum will be paid to the investor at regular intervals.  To establish the SWP, the investor deposits Fund shares with the Trust and appoints the Trust as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account.  Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Trust is required.  The investor’s signature may be required to be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

Table of Contents - Statement of Additional Information

The minimum amount of a withdrawal payment is $100.  These payments will be made from the proceeds of periodic redemptions of shares in the account at NAV.  Redemptions will be made in accordance with the schedule (e.g., monthly, quarterly or yearly, but in no event more frequently than monthly) selected by the investor.  If a scheduled redemption is a weekend or a holiday, such redemption will be made on the next business day.  Because a SWP may reduce, and eventually deplete, your account over time, investors may want to consider reinvesting all income dividends and capital gains distributions payable by the Fund.  The investor may purchase or transfer additional Fund shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the investor’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor’s account.

The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying USBFS in writing five days prior to the effective date.

ALLOCATION OF PORTFOLIO BROKERAGE

General

The Fund’s securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Trust’s Board of Trustees.  Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Trust’s Board of Trustees.  In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs.  Many of these transactions involve payment of a brokerage commission by the Fund.  In some cases, transactions are with firms who act as principals of their own accounts.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s reputation, financial strength and stability.  The most favorable price to the Fund means the best net price (namely, the price after giving effect to commissions, if any).  Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., “markups” when a market maker sells a security and “markdowns” when the market maker purchases a security).  In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreements provide that the Adviser may cause the Fund to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

Brokerage Commissions

           No brokerage commission information is provided because the Fund had not commenced operations prior to the date of this SAI.

Table of Contents - Statement of Additional Information

TAXES

Set forth below is a summary of certain United States federal income tax considerations applicable to the Fund and the purchase, ownership and disposition of shares. This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in the Fund. For example, this summary does not discuss certain tax considerations that may be relevant to non U.S. holders or holders who are subject to special rules under the Internal Revenue Code (the “Code”), including shareholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, dealers in securities, and pension plans and trusts.  In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

Taxation of the Fund

The Fund has elected to be treated and intends to qualify as a regulated investment company under Subchapter M of the Code.  To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and the diversification of its assets.  If the Fund so qualifies as a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain), it will not be subject to U.S. federal income tax on its investment company taxable income (including net short-term capital gain, if any), realized during any fiscal year, or on its net capital gain realized during any fiscal year, to the extent that it distributes such income and gain to its shareholders. If the Fund failed to qualify as a regulated investment company under Subchapter M in any fiscal year, it would be treated as a corporation for federal income tax purposes and as such, the Fund (but not its shareholders) would be required to pay income taxes on the Fund’s net investment income and net realized capital gains, if any, at the rates generally applicable to corporations, whether or not the Fund distributed such income or gains.  In addition, distributions to the Fund’s shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, the Fund is generally not allowed to utilize any net operating loss realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year.  The Fund may, however, carry forward capital losses in excess of capital gains (“net capital losses”) from a taxable year to offset capital gains, if any, realized in a subsequent taxable year, subject to certain limitations.  Net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward for an unlimited period and retain their character as either short-term or long-term capital losses.

The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. The Fund intends to distribute substantially all of its investment company taxable income and net capital gain each fiscal year.

The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year.  While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax.  In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.   If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of its Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the distribution requirements for maintaining its status as a regulated investment company, the Fund will not qualify that year as a regulated investment company.

Table of Contents - Statement of Additional Information

Taxation of Shareholders

Dividends from net investment income and short-term capital gains are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to shareholders at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder’s holding period for the shares.  Distributions from the Fund are taxable to shareholders, whether received in cash or in additional shares of the Fund.  In the case of domestic corporate shareholders, a portion of the Fund’s income distributions may be eligible for the 70% dividends-received deduction.

Any dividend or capital gain distribution paid shortly after a purchase of shares of the Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Even if the net asset value of the shares of the Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder so that the dividend or distribution is the economic equivalent of a return of capital to the shareholder, the dividend or distribution will be taxable to the shareholder.

Redemption of shares will generally result in a capital gain or loss for income tax purposes for shareholders who hold such shares for investment.  Such capital gain or loss will be long-term or short-term, depending on the shareholder’s holding period in the redeemed shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.  Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares.  In that case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

In addition to reporting gross proceeds from redemptions, exchanges or other sales of mutual fund shares, federal law requires mutual funds, such as the Fund, to report to the IRS and shareholders the “adjusted basis” of shares acquired by shareholders on or after January 1, 2012 (“covered shares”) that are redeemed, exchanged or otherwise sold on or after such date.  These requirements generally do not apply to investments through a tax-deferred arrangement or to certain types of entities (such as C corporations).  S corporations, however, are not exempt from these new rules.

Please note that if a shareholder is a C corporation, unless the shareholder has previously notified the Fund in writing that it is a C corporation, the shareholder must complete a new Form W−9 exemption certificate informing the Fund of such C corporation status or the Fund will be obligated to presume that the shareholder is an S corporation and to report the adjusted basis of covered shares that are redeemed, exchanged or otherwise sold after January 1, 2012 to the IRS and to the shareholder pursuant to these rules.  Also, if a shareholder holds Fund shares through a broker (or another nominee), the shareholder should contact that broker (nominee) with respect to the reporting of adjusted basis and available elections for the shareholder’s account.

If a shareholder holds Fund shares directly, the shareholder may request that the shareholder’s adjusted basis be calculated and reported using any one of a number of IRS approved alternative methods.  A shareholder should contact the Fund to make, revoke or change the shareholder’s election.  If a shareholder does not affirmatively elect an adjusted basis method, the Fund will use the average cost basis method as its default method for determining the shareholder’s adjusted basis.

Shareholders should note that they will continue to be responsible for calculating and reporting the tax basis, as well as any corresponding gains or losses, of Fund shares purchased prior to January 1, 2012 and subsequently redeemed, exchanged or sold.  Shareholders are encouraged to consult with their tax advisers regarding the application of the new adjusted basis reporting rules to them and, in particular, which adjusted basis calculation method they should elect.  In addition, because the Fund is not required to, and in many cases does not possess the information to, take into account all possible basis, holding period or other adjustments into account in reporting adjusted basis information to shareholders, shareholders also should carefully review the adjusted basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax return.

The Fund may be required to withhold Federal income tax at a current rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with a correct social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

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Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Fund.

SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES

As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings.  The Trust, however, must hold shareholder meetings for such purposes as, for example:  (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of the Fund; and (iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders or if filling a vacancy would result in less than two-thirds of the trustees having been elected by shareholders.  However, matters affecting only one particular class can only be voted on by shareholders of that class.  In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding.  Trustees may appoint successor Trustees.

CAPITAL STRUCTURE

Shares of Beneficial Interest

The Trust will issue new shares of the Fund at its most current NAV.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of shares of the Fund under Rule 24f-2 of the 1940 Act.  Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights.  The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares.  A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series

The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Conversion of Share Classes

If you hold Institutional Class shares of the Fund and your account balance falls below $250,000 (for any reason), the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more.  If you do not, the Fund may convert your Institutional Class shares of the Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares.  Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

Shareholders who hold Investor Class shares of the Fund that are eligible to own Institutional Class shares may convert their Investor Class shares into Institutional Class shares by providing notice to the Fund’s transfer agent on the basis of the relative net asset values of the two classes without the imposition of any fee or other charge if the account is held directly with the Fund.  If the account is held through a retirement plan or other financial intermediary, then the intermediary must have a specific agreement in place with the Distributor, and the intermediary may separately charge a fee to the shareholder.

Any such conversion will occur at the respective net asset values of the share classes next calculated after (a) the Fund’s receipt of the investor’s request in good order, or (b) the Fund’s decision to convert an account from one class to another.  As a result, a shareholder may receive fewer shares or more shares than originally owned at the time of conversion, depending on that day’s NAV for each class, although the total dollar value will remain the same. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, a conversion of shares of the Fund from one class to the other class does not cause the shareholder or the Fund to recognize gain or loss for federal income tax purposes.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trust’s Board of Trustees engaged Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606, to perform the annual audit of the Fund.

DESCRIPTION OF SECURITIES RATINGS

The Fund may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  The categories rated A-3 or higher are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed “A-1.”

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

1.	Leading market positions in well-established industries.
2.	High rates of return on funds employed.
3.	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
4.	Broad margins in earnings coverage of fixed financial charges end high internal cash generation.
5.	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

The Fund may invest in debt securities of foreign countries rated AAA or AA by Standard & Poor’s.

Standard & Poor’s Ratings For Corporate Bonds
AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB
Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB” or “BBB-” rating.

B
Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC
Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” or “CCC-” rating.
C
The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CC” or “CC-” debt rating.  The “C” rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D
Debt rated “D” is in payment default.  The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during the period.  The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Ratings for Bonds

Aaa
Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds that are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds that are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B
Bonds that are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time many be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

INTREPID CAPITAL MANAGEMENT FUNDS TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	(1)	Certificate of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(2)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

	(3)	Amended Schedule A to Agreement and Declaration of Trust – filed herewith.

(b)		By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(c)		Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)	(i)(A)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(i)(B)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 13, 2005.

(i)(C)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Income Fund is herein incorporated by reference from Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2007.

(i)(D)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Disciplined Value Fund (formerly known as Intrepid All Cap Fund) is herein incorporated by reference from Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

	(i)(E)	Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid International Fund – filed herewith.

(e)	(i)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iv)
Fourth Amendment to the Distribution Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

	(v)	Fifth Amendment to the Distribution Agreement – filed herewith.

(f)		Bonus, profit sharing contracts – None.

(g)	(i)
Amended and Restated Custody Agreement, dated October 1, 2012, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

	(ii)	Amendment to Amended and Restated Custody Agreement – filed herewith.

(h)	(i)(A)
Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(i)(B)
First Amendment to the Fund Administration Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(i)(C)
Second Amendment to the Fund Administration Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(i)(D)
Third Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(i)(E)
Fourth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(i)(F)
Fifth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(i)(G)
Sixth Amendment to the Fund Administration Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(i)(H)	Seventh Amendment to the Fund Administration Servicing Agreement – filed herewith.

(ii)(A)
Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)(B)
Second Amendment to the Transfer Agent Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(ii)(C)
Third Amendment to the Transfer Agent Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(ii)(D)
Fourth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(ii)(E)
Sixth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(ii)(F)
Seventh Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(ii)(G)
Eighth Amendment to the Transfer Agent Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(ii)(H)	Ninth Amendment to the Transfer Agent Servicing Agreement – filed herewith.

(iii)(A)
Fund Accounting Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(iii)(B)
First Amendment to the Fund Accounting Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)(C)
Second Amendment to the Fund Accounting Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)(D)
Third Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(iii)(E)
Fourth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(iii)(F)
Fifth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(iii)(G)
Sixth Amendment to the Fund Accounting Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

	(iii)(H)	Seventh Amendment to the Fund Accounting Servicing Agreement – filed herewith.

(iv)(A)
Operating Expenses Limitation Agreement dated May 1, 2010 between the Trust, on behalf of the Intrepid Capital Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

(iv)(B)
Operating Expenses Limitation Agreement dated January 31, 2014 between the Trust, on behalf of the Intrepid Disciplined Value Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 29, 2014.

(iv)(C)
Operating Expenses Limitation Agreement dated June 3, 2010 between the Trust, on behalf of the Intrepid Income Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

(iv)(D)
Operating Expenses Limitation Agreement dated November 3, 2009 between the Trust, on behalf of the Intrepid Small Cap Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

	(v)(E)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Intrepid International Fund, and Intrepid Capital Management, Inc. – filed herewith.

(i)		Opinion and consent of counsel – filed herewith.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – not applicable.

(ii)
Powers of Attorney is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 3, 2004.

(k)		Financial statements omitted from prospectus – None

(l)
Initial Capital Agreements – Subscription agreement is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(m)
Form of Service and Distribution Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(n)		Amended Rule 18f-3 Plan – filed herewith.

(o)		Reserved

(p)	(i)
Code of Ethics of the Intrepid Capital Management Funds Trust and Intrepid Capital Management, Inc. is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

	(ii)	Code of Ethics of Quasar Distributor, LLC – filed herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.  Principal Underwriter

a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	Litman Gregory Funds Trust
Allied Asset Advisors Funds	LKCM Funds
Alpine Equity Trust	LoCorr Investment Trust
Alpine Income Trust	Loeb King Trust
Alpine Series Trust	Lord Asset Management Trust
Appleton Funds	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Capital Guardian Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

c)	Not applicable.

Item 33.   Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that this Post-Effective Amendment No. 26 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on December 19, 2014.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee	December 19, 2014
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer	December 19, 2014
Donald C. White

Roy F. Clarke*	Trustee	December 19, 2014
Roy F. Clarke

Peter R. Osterman, Jr.*	Trustee	December 19, 2014
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	December 19, 2014
Ed Vandergriff, Jr.

*By: /s/ Mark F. Travis
Mark F. Travis Attorney-In Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(a)(3)	Amended Schedule A to Agreement and Declaration of Trust

(d)(i)(E)	Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid International Fund

(e)(v)	Fifth Amendment to the Distribution Agreement

(g)(ii)	Amendment to Amended and Restated Custody Agreement

(h)(i)(H)	Seventh Amendment to the Fund Administration Servicing Agreement

(h)(ii)(H)	Ninth Amendment to the Transfer Agent Servicing Agreement

(h)(iii)(H)	Seventh Amendment to the Fund Accounting Servicing Agreement

(h)(v)(E)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Intrepid International Fund, and Intrepid Capital Management, Inc.

(i)	Opinion and consent of counsel

(n)	Amended Rule 18f-3 Plan

(p)(ii)	Code of Ethics of Quasar Distributor, LLC